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Green Century MSCI International Index Fund
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND SUMMARY SECTION
Investment Objective
The Green Century MSCI International Index Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of foreign companies selected based on environmental, social and governance criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Green Century MSCI International Index Fund - USD ($)	Individual Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%	2.00%
Wire Redemption Fee (if such services are requested)	$ 10	$ 10
Overnight Delivery Fee (if such services are requested)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Green Century MSCI International Index Fund	Individual Investor Class	Institutional Class
Management Fees	0.28%	0.28%
Distribution (12b-1) Fees	none	none
Administrative Fees	1.00%	0.70%
Other Fees	none	none
Total Annual Fund Operating Expenses	1.28%	0.98%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Green Century MSCI International Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Individual Investor Class	130	406	702	1,545
Institutional Class	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests substantially all of its assets in the common stocks which make up the MSCI World ex USA SRI ex Fossil Fuels Index (the World ex USA SRI ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The World ex USA SRI ex Fossil Fuels Index is comprised of the common stocks of the companies in the MSCI World ex USA SRI Index (the World ex USA SRI Index), minus the stocks of the companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves included in the World ex USA SRI (Socially Responsible Investment) Index. The World ex USA SRI Index includes large and mid-cap stocks from approximately 22 developed markets countries (excluding the U.S.). The World ex USA SRI Index is a capitalization weighted index that provides exposure to companies with what MSCI calculates to have outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts.

In constructing the World ex USA SRI Index, MSCI ESG Research analyzes a company’s commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors’ dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes that this creates an incentive for companies to become better corporate citizens.

Green Century believes that those companies which pursue the least environmentally sound practices are at the greatest risk of brand and reputational damage and long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Green Century also believes that the use of ESG ratings creates an incentive for companies to become more sustainable.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement, their social and environmental impact and their governance practices. The International Index Fund does not invest in, and the World ex USA SRI ex Fossil Fuels Index excludes, companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves. Companies determined to have significant business involvement in the following will not be included in the World ex USA SRI ex Fossil Fuels Index: genetically modified organisms (GMOs), firearms, military weapons, nuclear power, alcohol, tobacco, adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the World ex USA SRI ex Fossil Fuels Index. The weightings of the stocks in the World ex USA SRI ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the World ex USA SRI ex Fossil Fuels Index and the Index is more heavily weighted in large than in smaller companies. As of September 30, 2020, the World ex USA SRI ex Fossil Fuels Index included companies with market capitalizations between approximately $1 billion and $197 billion. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the World ex USA SRI ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the World ex USA SRI ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses.

Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in the component securities of the World ex USA SRI ex Fossil Fuels Index and may invest in American Depository Receipts, Global Depository Receipts and Euro Depository Receipts representing the component securities of the Index.
Principal Risks
You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The market prices of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The market prices of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illness or public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Recent events.    The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and the securities markets, likewise may not be known for some time.

Environmentally and Socially Responsible Investing Risk.    The Fund’s environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Mid-Cap Companies Risk.    The Fund may be invested in mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of mid-cap companies may be subject to wider and more erratic price fluctuations.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, terrorism and investment and repatriation restrictions.

Country Risk.    The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but it may hold a large number of securities whose issuers have exposure to a single country, including but not limited to Japan, France, Germany and the United Kingdom (the “U.K.”). Significant exposure to a single country would increase the risk that economic, political, and social conditions in that country will have a significant impact on Fund performance.
  The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of trading partners. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, significant non-performing loan portfolios at major financial institutions, substantial government deficits, low domestic consumption and natural and environmental disasters.
  The French economy, including demand for French exports, may be adversely affected by the U.K.’s withdrawal from the European Union (“EU”). The French economy also is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks in the past several years.
  Germany has an export dependent economy and relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Changes in the price or demand for German exports may have an adverse impact on Germany’s economy. Recent concerns regarding the economic health of the EU have negatively impacted the earnings of German financial services companies.
  The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The U.K.’s economy will also be significantly affected by the U.K.’s exit from the EU. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU. The exit by the U.K. or other member states will likely result in increased volatility, illiquidity and potentially lower growth in the affected markets, which will adversely affect the Fund’s investments.
Market Sector Risk.    The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus.
  Financial Sector Risk.    Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Technology Sector Risk.    Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.
Liquidity Risk.    Liquidity risk exists when particular investments are difficult to purchase or sell. When the Fund holds these types of investments, the Fund’s portfolio may be more difficult to value, especially during periods of market turmoil. Markets may become illiquid when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. Investments by the Fund in derivatives, below investment grade securities, foreign securities, and corporate loans tend to involve greater liquidity risk. If the Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a substantial loss or may not be able to sell at all. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its desired level of exposure to certain sectors. Further, certain securities, once sold, may not settle for an extended period. The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Index Fund Risk.    The Fund will invest in the stocks composing the World ex USA SRI ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the World ex USA SRI ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Non-Correlation Risk.    The performance of the Fund and of the World ex USA SRI ex Fossil Fuels Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the component securities of the Index.

Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.    The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cybersecurity Risk.    Cybersecurity failures by or breaches of the Fund’s adviser, subadviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.
Performance
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for the one-year and since-inception periods compare with the returns of a broad measure of market performance.

The Fund’s past performance (before and after taxes) does not necessarily indicate how well it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1-800-93-GREEN.
Annual Total Return for the Year Ended December 31 Green Century MSCI International Index Fund – Individual Investor Class

During the period shown, the best quarterly performance of the Fund’s Individual Investor Class was 8.97%, for the quarter ended 3/31/19. The worst quarterly performance of the Fund’s Individual Investor Class was -12.29%, for the quarter ended 12/31/18.

As of September 30, 2020, the year-to-date return for the Fund’s Individual Investor Class was -1.30%.
Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Green Century MSCI International Index Fund	1 Year	Since Inception	Inception Date
Individual Investor Class	25.02%	8.05%	Sep. 30, 2016
Individual Investor Class | Return after taxes on distributions	24.66%	7.65%	Sep. 30, 2016
Individual Investor Class | Return after taxes on distributions and sale of Fund shares	15.03%	6.20%	Sep. 30, 2016
Institutional Class	25.50%	8.36%	Sep. 30, 2016
MSCI World Ex USA Index (reflects no deduction for fees, expenses or taxes)	22.49%	8.46%	Sep. 30, 2016

The after-tax returns are shown for the Individual Investor Class of the Fund and the after-tax returns for the Institutional Class of the Fund will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.